SHAREHOLDERS' EQUITY - Common Stock Shares (Details) - HEALTHCOR CATALIO ACQUISITION CORP	1 Months Ended	9 Months Ended
	Dec. 31, 2020 USD ($) Vote $ / shares shares	Sep. 30, 2021 USD ($) Vote $ / shares shares	Jan. 26, 2021 shares
Class of Stock [Line Items]
Aggregate purchase price | $		$ 6,140,000
Ratio to be applied to the stock in the conversion	20.00%
Private Placement Warrants
Class of Stock [Line Items]
Aggregate purchase price | $		$ 4,410,000
Class A Ordinary Shares
Class of Stock [Line Items]
Maximum conversion ratio for Class B ordinary shares		1
Percentage of conversion of founder shares on total number f shares issued and outstanding		20.00%
Common shares, shares authorized (in shares)	500,000,000	500,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote	1	1
Common shares, shares issued (in shares)	0	614,000
Common shares, shares outstanding	0	614,000
Class B Ordinary Shares
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	50,000,000	50,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote	1	1
Common shares, shares issued (in shares)	5,175,000	5,175,000
Common shares, shares outstanding	5,175,000	5,175,000	5,175,000
Over-allotment option | Private Placement Warrants
Class of Stock [Line Items]
Aggregate purchase price | $		$ 6,140,000
Private Placement
Class of Stock [Line Items]
Aggregate purchase price | $	$ 4,410,000	4,410,000
Private Placement | Private Placement Warrants
Class of Stock [Line Items]
Aggregate purchase price | $	$ 6,140,000	$ 6,140,000